Significant accounting policies, judgements, estimates and assumptions - Summary of useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Land improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	15 years
Land improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	25 years
Buildings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Buildings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	50 years
Refineries | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Refineries | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	30 years
Pipelines | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	10 years
Pipelines | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	50 years
Service stations
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	15 years
Office equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	3 years
Office equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	10 years
Fixtures and fittings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	5 years
Fixtures and fittings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	15 years